Note 44 - Administration Costs - Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense
Wages And Salaries	€ 4,786	€ 5,163	€ 5,267
Social Security Contributions	722	761	784
Employer contributions	89	87	87
Defined benefit plans	58	62	67
Other Employee Expense	465	497	516
Total Employee Benefits Expense	€ (6,120)	€ (6,571)	€ (6,722)